Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar exchange rate against Ruble

	change in the US Dollar	Effect on profit before tax
	vs Ruble exchange rate	Gain/(loss)
2022	+10%	263
	-10%	(263)

2021	+10%	122
	-10%	(122)

Summary of maturity profile of financial liabilities

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	4,251	—	4,251	—
Lease liabilities	472	—	317	155
Trade and other payables	33,048	33,048	—	—
Customer accounts and amounts due to banks	11,203	11,203	—	—
Financial guarantees	1,000	—	500	500
Undrawn credit commitments	1,618	1,618	—	—
Total as of December 31, 2022	51,592	45,869	5,068	655

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	4,772	—	86	4,686
Lease liabilities	710	—	324	386
Trade and other payables	23,365	23,365	—	—
Customer accounts and amounts due to banks	7,635	6,801	834	—
Total as of December 31, 2021	36,482	30,166	1,244	5,072

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2021	2022
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	64%	31%
Others	36%	69%

Sensitivity analysis for market risk

	Other comprehensive income/(loss)
	As of December 31,	As of December 31,
	2021	2022
100 bp rise of interest rate	(252)	(242)
100 bp fall of interest rate	252	242